Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Non-service costs
Non-service costs	$ 2,258	$ 3,861	$ 4,836	$ 7,545
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	4,532	4,508	8,388	8,336
Non-service costs
Interest cost	6,778	3,511	12,841	10,217
Expected return on plan assets	(10,519)	(6,616)	(20,843)	(17,780)
Amortization of net actuarial loss	1,257	2,540	2,046	4,812
Amortization of prior service credits	(389)	(406)	(792)	(813)
Impact of regulatory accounts	4,664	4,825	11,002	11,009
Non-service costs	1,791	3,854	4,254	7,445
Net benefit cost	6,323	8,362	12,642	15,781
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,554	1,772	3,109	3,544
Non-service costs
Interest cost	2,282	3,031	4,641	4,052
Expected return on plan assets	(2,841)	(2,510)	(5,682)	(5,021)
Amortization of net actuarial loss	(86)	436	(172)	873
Amortization of prior service credits	6	0	12	0
Impact of regulatory accounts	1,106	(950)	1,783	196
Non-service costs	467	7	582	100
Net benefit cost	$ 2,021	$ 1,779	$ 3,691	$ 3,644